Real Estate Fund Shareholder Fees	Dec. 31, 2025 USD ($)
Guggenheim Variable Insurance Funds Prospectus [Member] | Real Estate Fund | Real Estate Fund
Prospectus [Line Items]
Shareholder Fee, Other